Sales, General and Administrative expenses	12 Months Ended
Dec. 31, 2020
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Sales, General and Administrative expenses
11.	Sales, General and Administrative expenses

	2020	2019
	$’000	$’000
Employee benefits expense	34,362	26,020
Contractors and consultants’ expense	2,501	7,008
IT and hosting costs	20,219	16,609
Property related expenses	8,651	10,214
Professional fees	8,645	4,469
Marketing	6,575	7,691

	2020	2019
	$’000	$’000
Insurance	4,172	2,444
Staffing, training and recruitment	3,494	6,393
Local taxes	2,359	2,321
Office and clinical supplies	2,120	2,362
Travel and accommodation	1,154	2,917
Trademarks and patents	753	503
Depreciation and amortization	3,399	1,315
Other	4,937	625

Total	103,341	90,891